Debt - Schedule of Debt (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Apr. 30, 2013
Credit Facility US 2000 North Atlantic Drilling [Member] | Secured Debt [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount	$ 2,000	$ 2,000
Credit Facility US 400 [Member] | Secured Debt [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount	400	400
Credit Facility US 440 [Member] | Secured Debt [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount	440	440
Credit Facility US 1450 [Member] | Secured Debt [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount	1,450	1,450
Credit facility US 360 Asia Off shore Drilling [Member] | Secured Debt [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount	360	360	$ 360
Credit Facility US300 [Member] | Secured Debt [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount	300	300
Credit FacilityUS1750 Sevan Drilling [Member] | Secured Debt [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount	1,750	1,750
Credit Facility US450 Eminence [Member] | Secured Debt [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount	450	450
Credit Facility US 1500 [Member] | Secured Debt [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount	1,500	1,500
Credit Facility US 1350 [Member] | Secured Debt [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount	1,350	1,350
Credit Facility US 950 [Member] | Secured Debt [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount	950	950
Credit Facility US 450 [Member] | Secured Debt [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount	450	450
Credit Facility Ship Finance International Loans 375 Facility [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount	375	375
Credit Facility Ship Finance International Loans 390 Facility [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount	390	390
Credit Facility Ship Finance International Loans 475 Facility [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount	475	475
Floating Interest Rate Bonds [Member] | Unsecured Debt [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount	800	800
Fixed Interest Rate Bonds1 [Member] | Unsecured Debt [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount	1,000	1,000
US 500 Million Fixed Interest Bond [Member] | Unsecured Debt [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount	500	500
NOK 1500 Million Floating Interest Rate Bond [Member] | Unsecured Debt [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount	1,500	1,500
US600 Million Senior Unsecured Bond [Member] | Unsecured Debt [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount	600	600
SEK1 500 Million Senior Unsecured Bond [Member] | Unsecured Debt [Member]
Debt and Financial Instruments [Line Items]
Debt, face amount	$ 1,500	$ 1,500